Events after the Reporting Period (Details) - EUR (€)	Feb. 07, 2023	Dec. 01, 2022
Events after the Reporting Period (Details) [Line Items]
Capital integration		€ 1,500
Non-adjusting events after reporting period [Member]
Events after the Reporting Period (Details) [Line Items]
Incorporated percentage	50.00%